Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Gross Sales		$ 15,178	$ 15,712	$ 45,066	$ 41,438
Less: Royalties		(929)	(1,135)	(2,535)	(2,368)
Consolidated		14,249	14,577	42,531	39,070
Expenses
Purchased Product		7,556	6,620	20,873	18,157
Transportation and Blending		2,489	2,164	7,929	7,479
Purchased product, transportation and blending	[1]	10,045	8,784	28,802	25,636
Operating		1,736	1,553	5,214	4,789
(Gain) Loss on Risk Management		(20)	72	42	89
Depreciation, Depletion and Amortization		1,218	1,197	3,646	3,374
Exploration Expense		44	2	56	10
(Income) Loss From Equity-Accounted Affiliates		(11)	(11)	(48)	(23)
Segment Income (Loss)		1,237	2,980	4,819	5,195
General and Administrative		172	292	593	617
Finance costs	[1]	118	73	394	393
Integration, Transaction and Other Costs		41	12	113	49
Foreign Exchange (Gain) Loss, Net		(73)	133	81	7
(Gain) loss on divestiture of asset		(17)	0	(121)	22
Re-measurement of Contingent Payments		0	67	30	83
Gains (losses) on divestiture of assets	[1]	(17)	0	(121)	22
Other (Income) Loss, Net		(28)	(22)	(158)	(42)
Total Non-operating (Income) Expense		213	555	932	1,129
Earnings (Loss) Before Income Tax		1,024	2,425	3,887	4,066
Income Tax Expense (Recovery)		204	561	891	700
Net Earnings (Loss)		820	1,864	2,996	3,366
External Sales
Revenues
Gross Sales		15,178	15,712	45,066	41,438
Intersegment Sales
Revenues
Gross Sales		0	0	0	0
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(27)	0	11	1
Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		7	72	31	88
Upstream
Revenues
Gross Sales		8,259	8,783	24,838	23,285
Less: Royalties		(929)	(1,135)	(2,535)	(2,368)
Consolidated		7,330	7,648	22,303	20,917
Expenses
Purchased Product		1,088	900	2,674	2,489
Transportation and Blending		2,661	2,397	8,515	8,194
Operating		860	914	2,647	2,826
Operating Margin		2,731	3,447	8,451	7,415
Depreciation, Depletion and Amortization		1,027	1,019	3,081	2,865
Exploration Expense		44	2	56	10
(Income) Loss From Equity-Accounted Affiliates		(11)	(11)	(47)	(23)
Segment Income (Loss)		1,670	2,383	5,364	4,533
Upstream | External Sales
Revenues
Gross Sales		6,052	6,332	18,590	17,917
Upstream | Intersegment Sales
Revenues
Gross Sales		2,207	2,451	6,248	5,368
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(10)	(10)	16	(7)
Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		1	54	(3)	30
Downstream
Revenues
Gross Sales		9,228	9,658	26,848	24,222
Less: Royalties		0	0	0	0
Consolidated		9,228	9,658	26,848	24,222
Expenses
Purchased Product		8,637	7,947	23,955	20,385
Transportation and Blending		0	0	0	0
Operating		918	778	2,804	2,375
Operating Margin		(323)	922	84	1,456
Depreciation, Depletion and Amortization		164	159	485	450
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		(492)	765	(404)	1,019
Downstream | External Sales
Revenues
Gross Sales		9,126	9,380	26,476	23,521
Downstream | Intersegment Sales
Revenues
Gross Sales		102	278	372	701
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		4	(11)	5	6
Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(5)	2	3	(13)
Oil Sands | Upstream
Revenues
Gross Sales		7,175	7,571	21,356	19,715
Less: Royalties		(889)	(1,082)	(2,400)	(2,218)
Consolidated		6,286	6,489	18,956	17,497
Expenses
Purchased Product		629	462	1,321	1,231
Transportation and Blending		2,579	2,324	8,265	7,965
Operating		621	688	1,896	2,101
Operating Margin		2,467	3,021	7,451	6,207
Depreciation, Depletion and Amortization		784	785	2,330	2,230
Exploration Expense		2	0	6	4
(Income) Loss From Equity-Accounted Affiliates		0	0	(14)	6
Segment Income (Loss)		1,682	2,189	5,142	3,923
Oil Sands | Upstream | External Sales
Revenues
Gross Sales		5,456	5,645	16,525	15,654
Oil Sands | Upstream | Intersegment Sales
Revenues
Gross Sales		1,719	1,926	4,831	4,061
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(10)	(6)	23	(7)
Oil Sands | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(1)	47	(13)	44
Conventional
Expenses
Gains (losses) on divestiture of assets				(52)
Conventional | Upstream
Revenues
Gross Sales		713	810	2,283	2,467
Less: Royalties		(15)	(27)	(61)	(85)
Consolidated		698	783	2,222	2,382
Expenses
Purchased Product		459	438	1,353	1,258
Transportation and Blending		80	73	241	220
Operating		147	150	432	444
Operating Margin		12	126	203	460
Depreciation, Depletion and Amortization		109	104	330	286
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	1	0
Segment Income (Loss)		(99)	15	(138)	188
Conventional | Upstream | External Sales
Revenues
Gross Sales		225	285	866	1,160
Conventional | Upstream | Intersegment Sales
Revenues
Gross Sales		488	525	1,417	1,307
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	(4)	(7)	0
Conventional | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		2	7	10	(14)
Offshore | Upstream
Revenues
Gross Sales		371	402	1,199	1,103
Less: Royalties		(25)	(26)	(74)	(65)
Consolidated		346	376	1,125	1,038
Expenses
Purchased Product		0	0	0	0
Transportation and Blending		2	0	9	9
Operating		92	76	319	281
Operating Margin		252	300	797	748
Depreciation, Depletion and Amortization		134	130	421	349
Exploration Expense		42	2	50	6
(Income) Loss From Equity-Accounted Affiliates		(11)	(11)	(34)	(29)
Segment Income (Loss)		87	179	360	422
Offshore | Upstream | External Sales
Revenues
Gross Sales		371	402	1,199	1,103
Offshore | Upstream | Intersegment Sales
Revenues
Gross Sales		0	0	0	0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Offshore | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Canadian Refining | Downstream
Revenues
Gross Sales		1,580	1,805	4,047	4,676
Less: Royalties		0	0	0	0
Consolidated		1,580	1,805	4,047	4,676
Expenses
Purchased Product		1,353	1,480	3,415	3,656
Transportation and Blending		0	0	0	0
Operating		167	155	759	471
Operating Margin		60	170	(127)	549
Depreciation, Depletion and Amortization		49	50	147	136
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		11	120	(274)	413
Canadian Refining | Downstream | External Sales
Revenues
Gross Sales		1,482	1,544	3,682	3,997
Canadian Refining | Downstream | Intersegment Sales
Revenues
Gross Sales		98	261	365	679
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		0	0	0	0
U.S Refining | Downstream
Revenues
Gross Sales		7,648	7,853	22,801	19,546
Less: Royalties		0	0	0	0
Consolidated		7,648	7,853	22,801	19,546
Expenses
Purchased Product		7,284	6,467	20,540	16,729
Transportation and Blending		0	0	0	0
Operating		751	623	2,045	1,904
Operating Margin		(383)	752	211	907
Depreciation, Depletion and Amortization		115	109	338	314
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		(503)	645	(130)	606
U.S Refining | Downstream | External Sales
Revenues
Gross Sales		7,644	7,836	22,794	19,524
U.S Refining | Downstream | Intersegment Sales
Revenues
Gross Sales		4	17	7	22
U.S Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(4)	11	5	6
U.S Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		5	(2)	3	(13)
Corporate and Eliminations
Revenues
Gross Sales		(2,309)	(2,729)	(6,620)	(6,069)
Less: Royalties		0	0	0	0
Consolidated		(2,309)	(2,729)	(6,620)	(6,069)
Expenses
Purchased Product		(2,169)	(2,227)	(5,756)	(4,717)
Transportation and Blending		(172)	(233)	(586)	(715)
Purchased product, transportation and blending		(2,341)	(2,460)	(6,342)	(5,432)
Operating		(42)	(139)	(237)	(412)
Depreciation, Depletion and Amortization		27	19	80	59
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	(1)	0
Segment Income (Loss)		59	(168)	(141)	(357)
General and Administrative		172	292	593	617
Finance costs		118	73	394	393
Integration, Transaction and Other Costs		41	12	113	49
Foreign Exchange (Gain) Loss, Net		(73)	133	81	7
(Gain) loss on divestiture of asset		(17)	0	(121)	22
Re-measurement of Contingent Payments		0	67	30	83
Other (Income) Loss, Net		(28)	(22)	(158)	(42)
Total Non-operating (Income) Expense		213	555	932	1,129
Corporate and Eliminations | External Sales
Revenues
Gross Sales		0	0	0	0
Corporate and Eliminations | Intersegment Sales
Revenues
Gross Sales		(2,309)	(2,729)	(6,620)	(6,069)
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(13)	(1)	(10)	2
Corporate and Eliminations | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		$ 1	$ 20	$ 31	$ 71

[1]	Revised presentation as of January 1, 2024. See Note 3.